Consolidated Statements of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash dividends paid on common stock, per share	$ 2.20	$ 2.00	$ 1.80
Retained Earnings [Member]
Cash dividends paid on common stock, per share	$ 2.20	$ 2.00	$ 1.80